Significant Accounting Policies (Details) - USD ($)			6 Months Ended
	Apr. 01, 2019	May 01, 2018	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Restricted cash			$ 1,008,553	$ 947,422	$ 1,304,518
Allowance for doubtful accounts			$ 3,117,300		3,066,937
Residual value percentage			5.00%
VAT rate	13.00%		15.00%	15.00%
Received government grants			$ 321,658	$ 1,141,639
Shipping and handling costs			611,566	$ 652,465
Cash and cash equivalents			$ 16,848,069		$ 15,350,197
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
VAT rate		17.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
VAT rate		16.00%